Income Taxes (Details 1)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	27.50%	34.00%
State (net of federal benefit)	6.00%	6.00%
Non-deductible expenses	(6.00%)	(0.75%)
Impact of Tax Cuts and Jobs Act	(71.60%)
Change in valuation allowance	44.10%	(39.25%)
Effective income tax rate	0.00%	0.00%